Expense Example - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Equity Value Fund - Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,804
Fidelity Advisor Equity Value Fund - Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Advisor Equity Value Fund - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Equity Value Fund - Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689